                                           OPPENHEIMER EUROPE FUND
                                    Supplement dated April 2, 2002 to the
                         Statement of Additional Information dated December 28, 2001

         The Statement of Additional Information is revised as follows:

         1. The  following  paragraph  under the section  "Trustees and Officers of the Fund," on page 24, is removed:

                  Shanquan Li, Vice President and Portfolio Manager, Age: 47.
                  498 Seventh Avenue, New York, New York 10018
                  Vice President of the Manager (since November 1998); an officer and portfolio manager of other Oppenheimer funds; formerly Assistant Vice President of the Manager (January 1997 -
                  November 1998); prior to joining the Manager in November 1995, he was a Senior
                  Quantitative Analyst in the Investment Management Policy Group of Brown Brothers Harriman
                  & Co. (February 1991 - October 1995).

April 2, 2002                                                                                   PX0261.004